JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 90.1%
Argentina — 0.1%
MercadoLibre, Inc.*	1	412

Brazil — 7.7%
Ambev SA*	576	3,047
B3 SA - Brasil Bolsa Balcao	208	2,304
Banco Bradesco SA (Preference)*	283	2,566
Cielo SA	247	468
CVC Brasil Operadora e Agencia de Viagens SA	45	592
Equatorial Energia SA	57	1,414
Gerdau SA (Preference)	347	1,253
Itau Unibanco Holding SA (Preference)	481	4,402
Kroton Educacional SA	457	1,488
Lojas Renner SA*	163	2,019
Petroleo Brasileiro SA (Preference)	563	3,876
Raia Drogasil SA*	74	1,603
Telefonica Brasil SA (Preference)*	133	1,818
TIM Participacoes SA, ADR*(a)	71	1,136
Vale SA, ADR	263	3,411

		31,397

Chile — 0.2%
Cencosud SA	219	433
Cia Cervecerias Unidas SA, ADR	18	500

		933

China — 32.5%
3SBio, Inc.*(b)	445	752
51job, Inc., ADR*	11	865
AAC Technologies Holdings, Inc.	38	204
Alibaba Group Holding Ltd., ADR*	114	19,650
ANTA Sports Products Ltd.	184	1,374
Baidu, Inc., ADR*	18	1,966
Bank of China Ltd., Class H	7,563	3,071
Baoshan Iron & Steel Co. Ltd., Class A	697	641
BOE Technology Group Co. Ltd., Class A	2,050	1,194
CGN Power Co. Ltd., Class H(b)	3,258	940
China Conch Venture Holdings Ltd.	209	719
China Construction Bank Corp., Class H	8,465	6,499
China Everbright International Ltd.	1,126	992
China Life Insurance Co. Ltd., Class H	973	2,478
China Longyuan Power Group Corp. Ltd., Class H	1,423	870
China Merchants Bank Co. Ltd., Class H	444	2,197
China Mobile Ltd.	336	2,853
China Oilfield Services Ltd., Class H	800	902
China Overseas Land & Investment Ltd.	566	1,930
China Pacific Insurance Group Co. Ltd., Class H	443	1,888
China Petroleum & Chemical Corp., Class H	3,316	2,129
China Railway Group Ltd., Class H	824	577
China Resources Land Ltd.	144	615
China Shenhua Energy Co. Ltd., Class H	637	1,258
China State Construction International Holdings Ltd.	292	300
China Unicom Hong Kong Ltd.	1,342	1,307
China Vanke Co. Ltd., Class H	419	1,574
Chongqing Rural Commercial Bank Co. Ltd., Class H	973	509
CNOOC Ltd.	455	750
Country Garden Holdings Co. Ltd.	1,274	1,716
Country Garden Services Holdings Co. Ltd.	584	1,406
CSPC Pharmaceutical Group Ltd.	600	1,041
Ctrip.com International Ltd., ADR*	41	1,582
ENN Energy Holdings Ltd.	126	1,293
Far East Horizon Ltd.	669	622
Focus Media Information Technology Co. Ltd., Class A	330	241
Fosun International Ltd.	375	490
Geely Automobile Holdings Ltd.	896	1,367
Greentown Service Group Co. Ltd.(b)	846	713
Hangzhou Robam Appliances Co. Ltd., Class A	180	646
Han’s Laser Technology Industry Group Co. Ltd., Class A	87	365
Industrial & Commercial Bank of China Ltd., Class H	6,514	4,374
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	113	507
JD.com, Inc., ADR*	63	1,898
Jiangsu Hengrui Medicine Co. Ltd., Class A	117	1,126
Jointown Pharmaceutical Group Co. Ltd., Class A	316	550
Kingdee International Software Group Co. Ltd.	994	947
Kweichow Moutai Co. Ltd., Class A	8	1,052
KWG Group Holdings Ltd.*	650	604
Longfor Group Holdings Ltd.(b)	235	867
Luxshare Precision Industry Co. Ltd., Class A	268	833
Midea Group Co. Ltd., Class A	152	1,201
NetEase, Inc., ADR	8	1,802
Nexteer Automotive Group Ltd.	300	312
PetroChina Co. Ltd., Class H	1,704	904
PICC Property & Casualty Co. Ltd., Class H	1,202	1,427
Ping An Bank Co. Ltd., Class A	674	1,371
Ping An Insurance Group Co. of China Ltd., Class H	526	6,193

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
China — continued
Postal Savings Bank of China Co. Ltd., Class H(b)	2,251	1,309
SAIC Motor Corp. Ltd., Class A	258	925
Shenzhou International Group Holdings Ltd.	121	1,669
Sinopharm Group Co. Ltd., Class H	354	1,309
Sunny Optical Technology Group Co. Ltd.	135	1,560
Suofeiya Home Collection Co. Ltd., Class A	292	783
Tencent Holdings Ltd.	454	21,130
Weichai Power Co. Ltd., Class H	541	834
Wuxi Biologics Cayman, Inc.*(b)	150	1,594
Yum China Holdings, Inc.	52	2,372

		131,939

Colombia — 0.1%
Ecopetrol SA, ADR	24	429

Czech Republic — 0.4%
Komercni banka A/S	24	945
Moneta Money Bank A/S(b)	211	726

		1,671

Greece — 0.1%
OPAP SA	38	422

Hong Kong — 0.3%
Haier Electronics Group Co. Ltd.	223	524
Hutchison China MediTech Ltd., ADR*	19	388
Techtronic Industries Co. Ltd.	57	420

		1,332

Hungary — 0.6%
OTP Bank Nyrt.	41	1,701
Richter Gedeon Nyrt.	45	786

		2,487

India — 0.8%
HDFC Bank Ltd., ADR	6	725
ICICI Bank Ltd., ADR	66	806
Infosys Ltd., ADR	132	1,496

		3,027

Indonesia — 2.5%
Astra International Tbk. PT	2,313	1,146
Bank Central Asia Tbk. PT	1,213	2,664
Bank Rakyat Indonesia Persero Tbk. PT	7,435	2,356
Hanjaya Mandala Sampoerna Tbk. PT	3,372	725
Telekomunikasi Indonesia Persero Tbk. PT	6,838	2,087
Unilever Indonesia Tbk. PT	244	756
United Tractors Tbk. PT	172	305

		10,039

Malaysia — 1.3%
CIMB Group Holdings Bhd.	545	669
IHH Healthcare Bhd.	466	645
Petronas Chemicals Group Bhd.	599	1,085
Public Bank Bhd.	344	1,825
Tenaga Nasional Bhd.	330	1,100

		5,324

Mexico — 3.3%
Alfa SAB de CV, Class A	642	556
America Movil SAB de CV, Series L	3,549	2,481
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	553	787
Cemex SAB de CV, ADR	87	309
Fomento Economico Mexicano SAB de CV, ADR	24	2,169
Grupo Aeroportuario del Pacifico SAB de CV, Class B	100	1,005
Grupo Aeroportuario del Sureste SAB de CV, Class B	63	957
Grupo Financiero Banorte SAB de CV, Class O	333	1,667
Grupo Mexico SAB de CV, Series B	574	1,408
Wal-Mart de Mexico SAB de CV	668	1,970

		13,309

Peru — 0.5%
Credicorp Ltd.	9	2,024

Philippines — 0.5%
Ayala Corp.	38	717
Ayala Land, Inc.	921	898
International Container Terminal Services, Inc.	206	547

		2,162

Poland — 1.3%
Bank Polska Kasa Opieki SA	42	1,112
CCC SA	14	526
CD Projekt SA	18	1,049
Dino Polska SA*(b)	35	1,312
Polski Koncern Naftowy ORLEN SA	41	1,032

		5,031

Qatar — 0.2%
Qatar National Bank QPSC	154	823

Russia — 4.1%
Alrosa PJSC	824	1,054
Gazprom PJSC, ADR	180	1,312
LUKOIL PJSC, ADR	49	3,983
Magnitogorsk Iron & Steel Works PJSC	1,029	691
Mobile TeleSystems PJSC, ADR	70	574
Moscow Exchange MICEX-RTS PJSC	696	1,017
Novatek PJSC, GDR(b)	2	417
Rosneft Oil Co. PJSC, GDR(b)	78	517
Sberbank of Russia PJSC, ADR	277	4,128
Severstal PJSC, GDR(b)	68	1,095
Tatneft PJSC, ADR	13	925
X5 Retail Group NV, GDR(b)	32	1,069

		16,782

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
South Africa — 6.1%
Absa Group Ltd.	127	1,406
AngloGold Ashanti Ltd., ADR	53	897
Bid Corp. Ltd.	75	1,573
Capitec Bank Holdings Ltd.	15	1,251
Clicks Group Ltd.	76	1,079
FirstRand Ltd.	407	1,741
Growthpoint Properties Ltd., REIT	562	933
Mr Price Group Ltd.	89	1,087
MTN Group Ltd.	62	487
Naspers Ltd., Class N	33	8,015
Pick n Pay Stores Ltd.	162	750
Sanlam Ltd.	309	1,599
Sappi Ltd.	120	436
Sasol Ltd.	32	700
Shoprite Holdings Ltd.	56	600
SPAR Group Ltd. (The)	70	899
Vodacom Group Ltd.	161	1,316

		24,769

South Korea — 13.0%
BGF retail Co. Ltd.	5	828
CJ Logistics Corp.*	5	608
Daelim Industrial Co. Ltd.	8	738
Hana Financial Group, Inc.	49	1,436
HDC Hyundai Development Co-Engineering & Construction, Class E	8	258
Hyundai Glovis Co. Ltd.	5	607
Hyundai Heavy Industries Holdings Co. Ltd.	2	575
Hyundai Mobis Co. Ltd.	9	1,812
Hyundai Motor Co.	22	2,364
Industrial Bank of Korea	68	751
KB Financial Group, Inc.	60	2,179
Kia Motors Corp.	35	1,288
KIWOOM Securities Co. Ltd.	6	364
Korea Electric Power Corp.*	25	592
KT&G Corp.	19	1,514
LG Chem Ltd.	5	1,377
Lotte Chemical Corp.	5	1,013
Mando Corp.	22	633
NAVER Corp.	19	2,259
NCSoft Corp.	4	1,677
POSCO	10	1,821
Samsung Electronics Co. Ltd.	434	16,450
Samsung Fire & Marine Insurance Co. Ltd.	5	1,099
Samsung SDI Co. Ltd.	10	2,048
Shinhan Financial Group Co. Ltd.	56	2,066
SK Holdings Co. Ltd.	6	1,030
SK Hynix, Inc.	38	2,462
SK Innovation Co. Ltd.	6	920
S-Oil Corp.	15	1,223
Woori Financial Group, Inc.	57	627

		52,619

Taiwan — 10.8%
Advantech Co. Ltd.	105	883
Asustek Computer, Inc.	149	1,056
Catcher Technology Co. Ltd.	187	1,370
Chailease Holding Co. Ltd.	335	1,404
China Life Insurance Co. Ltd.	1,197	986
CTBC Financial Holding Co. Ltd.	2,848	1,851
Delta Electronics, Inc.	376	1,815
E.Sun Financial Holding Co. Ltd.	2,324	1,936
Far EasTone Telecommunications Co. Ltd.	292	670
Formosa Chemicals & Fibre Corp.	300	913
Formosa Plastics Corp.	601	1,933
Fubon Financial Holding Co. Ltd.	1,051	1,453
Globalwafers Co. Ltd.	55	584
Hon Hai Precision Industry Co. Ltd.	256	642
Inventec Corp.	1,254	933
Largan Precision Co. Ltd.	11	1,487
MediaTek, Inc.	141	1,410
Merry Electronics Co. Ltd.	72	346
Quanta Computer, Inc.	601	1,105
Taiwan Mobile Co. Ltd.	333	1,173
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	386	16,459
Uni-President Enterprises Corp.	447	1,157
Vanguard International Semiconductor Corp.	570	1,151
Yuanta Financial Holding Co. Ltd.	1,768	991

		43,708

Thailand — 2.8%
Kasikornbank PCL	307	1,722
Minor International PCL	876	1,140
PTT Exploration & Production PCL	352	1,538
PTT Global Chemical PCL	198	387
PTT PCL	1,472	2,249
Siam Cement PCL (The) (Registered)	128	1,791
Siam Commercial Bank PCL (The)	315	1,401
Thai Oil PCL	492	1,098

		11,326

Turkey — 0.7%
BIM Birlesik Magazalar A/S	48	405
Ford Otomotiv Sanayi A/S	45	489
KOC Holding A/S	199	666
Tofas Turk Otomobil Fabrikasi A/S	145	509
Turkcell Iletisim Hizmetleri A/S	233	543

		2,612

United Arab Emirates — 0.1%
DP World plc	32	487

United Kingdom — 0.1%
Mondi plc	17	372

TOTAL COMMON STOCKS (Cost $365,391)		365,436

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
EXCHANGE TRADED FUNDS — 8.0%
United States — 8.0%
iShares MSCI India ETF (Cost $31,837)	982	32,417

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(c)(d) (Cost $2,227)	2,226	2,227

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(c)(d) (Cost $534)	534	534

Total Investments — 98.7% (Cost $399,989)		400,614
Other Assets Less Liabilities — 1.3%		5,128

Net Assets — 100.0%		405,742

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE
Banks	16.4%
Mutual Funds	8.1
Internet & Direct Marketing Retail	7.9
Interactive Media & Services	6.3
Oil, Gas & Consumable Fuels	6.2
Semiconductors & Semiconductor Equipment	5.5
Technology Hardware, Storage & Peripherals	5.5
Insurance	4.3
Food & Staples Retailing	3.1
Metals & Mining	3.1
Wireless Telecommunication Services	2.8
Electronic Equipment, Instruments & Components	2.5
Real Estate Management & Development	2.1
Automobiles	2.0
Chemicals	1.9
Beverages	1.7
Diversified Telecommunication Services	1.3
Capital Markets	1.2
Entertainment	1.1
Hotels, Restaurants & Leisure	1.1
Others (each less than 1.0%)	15.3
Short-Term Investments	0.6

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
HDC	Housing Development Corporation
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at July 31, 2019. The total value of securities on loan at July 31, 2019 is approximately $525,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	42	09/2019	USD	2,153	44

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board. Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$30,135	$101,804	$—	$131,939
Czech Republic	—	1,671	—	1,671
Greece	—	422	—	422
Hong Kong	388	944	—	1,332
Hungary	786	1,701	—	2,487
Indonesia	—	10,039	—	10,039
Malaysia	—	5,324	—	5,324
Philippines	547	1,615	—	2,162
Poland	—	5,031	—	5,031
Qatar	—	823	—	823
Russia	5,500	11,282	—	16,782
South Africa	4,413	20,356	—	24,769
South Korea	3,604	49,015	—	52,619
Taiwan	17,632	26,076	—	43,708
Thailand	4,416	6,910	—	11,326
Turkey	405	2,207	—	2,612
United Kingdom	—	372	—	372
Other Common Stocks	52,018	—	—	52,018

Total Common Stocks	119,844	245,592	—	365,436

Exchange Traded Funds	32,417	—	—	32,417
Short-Term Investments
Investment Company	2,227	—	—	2,227
Investment of cash collateral from securities loaned	534	—	—	534

Total Investments in Securities	$155,022	$245,592	$—	$400,614

Appreciation in Other Financial Instruments
Futures Contracts	$44	$—	$—	$44

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended July 31, 2019
Security Description	Value at December 11, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.35%(a)(b)	$—	$59,038	$56,809	$(2)	$—	$2,227	2,226	$30	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.30%(a)(b)	—	1,958	1,424	—	—	534	534	2	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares(a)	—	234,153	234,153	—	—	—	—	85	—

Total	$—	$295,149	$292,386	$(2)	$—	$2,761		$117	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 94.9%
Australia — 3.5%
Australia & New Zealand Banking Group Ltd.	6,130	116,499
Goodman Group, REIT	7,302	73,849
Rio Tinto Ltd.	2,274	152,193

		342,541

Austria — 0.9%
Erste Group Bank AG*	2,420	86,860

Belgium — 1.9%
Anheuser-Busch InBev SA/NV	1,869	187,903

Denmark — 1.7%
Novo Nordisk A/S, Class B	3,590	172,389

Finland — 1.2%
Konecranes OYJ	1,683	49,281
Wartsila OYJ Abp	5,891	74,013

		123,294

France — 13.5%
Air Liquide SA	1,366	188,558
Airbus SE	684	96,691
Alstom SA	1,487	64,043
AXA SA	1,182	29,773
BNP Paribas SA	2,269	106,189
Natixis SA	11,770	47,201
Orange SA	1,271	18,839
Pernod Ricard SA	709	124,418
Renault SA	1,347	75,362
Safran SA	656	94,176
Sanofi	1,924	160,330
Schneider Electric SE	1,340	115,610
Thales SA	530	59,717
TOTAL SA	2,929	151,811

		1,332,718

Germany — 6.1%
Bayer AG (Registered)	695	45,015
Brenntag AG	1,367	66,766
Daimler AG (Registered)	1,841	95,571
Deutsche Boerse AG	492	68,301
Henkel AG & Co. KGaA (Preference)	450	46,402
Infineon Technologies AG	2,422	44,861
RWE AG	2,184	59,009
SAP SE	1,471	179,809

		605,734

Hong Kong — 2.9%
AIA Group Ltd.	18,600	190,385
Hong Kong Exchanges & Clearing Ltd.	2,700	90,737

		281,122

India — 1.1%
HDFC Bank Ltd., ADR	923	106,127

Ireland — 0.9%
Ryanair Holdings plc, ADR*	1,454	90,337

Italy — 2.5%
Enel SpA	27,162	185,805
FinecoBank Banca Fineco SpA	5,861	58,305

		244,110

Japan — 20.3%
Ain Holdings, Inc.	600	32,821
Bridgestone Corp.	1,600	60,065
Daicel Corp.	5,800	49,080
Daikin Industries Ltd.	700	86,882
DMG Mori Co. Ltd.	5,000	72,427
Honda Motor Co. Ltd.	3,800	94,546
Japan Airlines Co. Ltd.	1,600	50,105
Kao Corp.	1,800	131,365
Mabuchi Motor Co. Ltd.	1,600	55,238
Marui Group Co. Ltd.	3,000	64,815
Mitsubishi Corp.	3,100	83,242
Mitsubishi UFJ Financial Group, Inc.	20,900	103,225
NGK Spark Plug Co. Ltd.	2,500	47,736
Nintendo Co. Ltd.	400	147,157
Nippon Telegraph & Telephone Corp.	1,800	81,236
Otsuka Corp.	2,100	82,807
Otsuka Holdings Co. Ltd.	2,700	99,292
Panasonic Corp.	5,700	48,063
Ryohin Keikaku Co. Ltd.	200	35,501
Seven & i Holdings Co. Ltd.	2,700	92,145
Sumitomo Mitsui Financial Group, Inc.	2,000	69,940
T&D Holdings, Inc.	6,400	71,871
Tokio Marine Holdings, Inc.	2,100	111,470
Tokyu Corp.	5,400	94,559
Toyota Motor Corp.	2,000	129,226

		1,994,814

Luxembourg — 0.4%
ArcelorMittal	2,387	37,867

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV	23,322	68,821

Netherlands — 5.6%
Akzo Nobel NV	1,308	123,415
ASML Holding NV	461	102,722
ING Groep NV	6,432	71,368
Royal Dutch Shell plc, Class B	7,991	252,396

		549,901

Norway — 0.9%
Telenor ASA	4,500	91,183

Peru — 0.6%
Credicorp Ltd.	274	59,729

Singapore — 0.8%
DBS Group Holdings Ltd.	4,100	78,174

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Spain — 3.7%
Bankia SA	22,847	45,296
Iberdrola SA	20,286	192,461
Iberdrola SA*	471	4,469
Industria de Diseno Textil SA	4,148	124,118

		366,344

Sweden — 1.7%
Lundin Petroleum AB	2,956	92,977
Svenska Handelsbanken AB, Class A	7,772	69,932

		162,909

Switzerland — 9.2%
Cie Financiere Richemont SA (Registered)	1,765	151,249
Credit Suisse Group AG (Registered)*	2,223	26,878
LafargeHolcim Ltd. (Registered)*	1,914	93,944
Nestle SA (Registered)	1,429	151,599
Novartis AG (Registered)	1,238	113,523
Roche Holding AG	925	247,590
Swiss Re AG	1,242	120,271

		905,054

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,351	57,593

United Kingdom — 13.5%
3i Group plc	7,756	104,512
BP plc	4,020	26,599
British American Tobacco plc	4,487	159,883
Burberry Group plc	3,304	91,104
GlaxoSmithKline plc	4,343	89,817
HSBC Holdings plc	6,069	48,604
InterContinental Hotels Group plc	2,449	170,144
ITV plc	43,233	58,068
Prudential plc	9,072	186,650
SSE plc	4,670	62,259
Standard Chartered plc	10,171	83,704
Taylor Wimpey plc	39,628	77,645
Unilever NV	2,866	166,124

		1,325,113

United States — 0.7%
Ferguson plc	951	70,767

TOTAL COMMON STOCKS (Cost $9,528,111)		9,341,404

SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(a)(b) (Cost $386,073)	386,073	386,073

Total Investments — 98.8% (Cost $9,914,184)		9,727,477
Other Assets Less Liabilities — 1.2%		116,915

Net Assets — 100.0%		9,844,392

Percentages indicated are based on net assets.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.3%
Pharmaceuticals	9.5
Insurance	7.3
Oil, Gas & Consumable Fuels	5.4
Electric Utilities	4.6
Automobiles	4.1
Chemicals	3.7
Capital Markets	3.5
Beverages	3.2
Personal Products	3.1
Machinery	2.7
Aerospace & Defense	2.6
Textiles, Apparel & Luxury Goods	2.5
Trading Companies & Distributors	2.3
Semiconductors & Semiconductor Equipment	2.1
Food & Staples Retailing	2.0
Diversified Telecommunication Services	2.0
Metals & Mining	1.9
Software	1.8
Electrical Equipment	1.7
Hotels, Restaurants & Leisure	1.7
Tobacco	1.6
Food Products	1.6
Entertainment	1.5
Airlines	1.4
Household Durables	1.3
Specialty Retail	1.3
Auto Components	1.1
Multiline Retail	1.0
Road & Rail	1.0
Construction Materials	1.0
Others (each less than 1.0%)	4.2
Short-Term Investments	4.0

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2019:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
SPI 200 Index	1	09/2019	AUD	115,126	2,436
TOPIX Index	1	09/2019	JPY	143,304	1,867

					4,303

Abbreviations

AUD	Australian Dollar
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Forward foreign currency exchange contracts outstanding as of July 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	5,413	NOK	58,109	BNP Paribas	8/28/2019	25
USD	11,294	DKK	75,426	Merrill Lynch International	8/28/2019	87
USD	491,300	EUR	439,948	Barclays Bank plc	8/28/2019	3,206
USD	47,180	EUR	42,238	BNP Paribas	8/28/2019	320
USD	19,210	GBP	15,414	Barclays Bank plc	8/28/2019	440
USD	60,591	NOK	519,351	BNP Paribas	8/28/2019	1,904

Total unrealized appreciation						5,982

AUD	492,210	USD	343,963	Merrill Lynch International	8/28/2019	(7,021)
CHF	10,469	USD	10,646	BNP Paribas	8/28/2019	(93)
EUR	35,924	USD	40,401	Barclays Bank plc	8/28/2019	(546)
GBP	87,095	USD	108,980	BNP Paribas	8/28/2019	(2,921)
HKD	641,426	USD	82,125	BNP Paribas	8/28/2019	(157)
JPY	28,880,379	USD	267,930	Merrill Lynch International	8/28/2019	(1,930)
NOK	577,459	USD	66,789	Merrill Lynch International	8/28/2019	(1,536)
SEK	873,043	USD	92,328	BNP Paribas	8/28/2019	(1,776)
SGD	76,358	USD	55,991	Merrill Lynch International	8/28/2019	(400)

Total unrealized depreciation						(16,380)

Net unrealized depreciation						(10,398)

Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2019

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20)% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	8/4/2020	$192,950	$(758)	$ —	$(758)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Capital Markets
3i Group plc	3,287	44,292	(178)	(0.0	)(a)
St James’s Place plc	3,168	37,803	(106)	(0.0	)(a)

	6,455	82,095	(284)	(0.0	)(a)

Electric Utilities
SSE plc	4,471	59,606	(230)	(0.0	)(a)

Health Care Equipment & Supplies
Smith & Nephew plc	886	20,058	28	0.0	(a)

Hotels, Restaurants & Leisure
Compass Group plc	1,383	34,991	(43)	(0.0	)(a)

Household Durables
Persimmon plc	2,331	56,873	(77)	(0.0	)(a)

Insurance
Beazley plc	5,689	39,732	(153)	(0.0	)(a)
Prudential plc	2,874	59,130	(216)	(0.0	)(a)

	8,563	98,862	(369)	(0.0	)(a)

Professional Services
RELX plc	832	19,734	(32)	(0.0	)(a)

Trading Companies & Distributors
Ferguson plc	564	41,969	(309)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	25,485	414,188	(1,316)	0.0	(a)

Short Positions
Common Stocks
Capital Markets
Ashmore Group plc	(4,328)	(28,112)	126	0.0	(a)
Hargreaves Lansdown plc	(699)	(17,758)	93	0.0	(a)

	(5,027)	(45,870)	219	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
British Land Co. plc (The)	(3,135)	(19,353)	14	0.0	(a)

Household Durables
Berkeley Group Holdings plc	(1,254)	(58,979)	160	0.0	(a)

Insurance
Hiscox Ltd.	(1,840)	(37,875)	165	0.0	(a)

Water Utilities
Pennon Group plc	(6,783)	(59,161)	—	0.0

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Total Short Positions of Total Return Basket Swaps	(18,039)	(221,238)	558	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	7,446	192,950	(758)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.25)% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	8/4/2020	$119,045	$(700)	$ —	$(700)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Automobiles
Renault SA	198	11,078	—	0.0

Banks
BAWAG Group AG*(b)	1,083	43,040	(48)	(0.0	)(a)
Intesa Sanpaolo SpA	31,406	68,117	(39)	(0.0	)(a)
Societe Generale SA	1,331	32,602	(115)	(0.0	)(a)
UniCredit SpA	3,110	36,619	(67)	(0.0	)(a)

	36,930	180,378	(269)	(0.0	)(a)

Building Products
Kingspan Group plc	310	15,202	—	0.0

Construction & Engineering
Vinci SA	753	77,456	(266)	(0.0	)(a)

Diversified Telecommunication Services
Orange SA	1,518	22,501	(59)	(0.0	)(a)

Electric Utilities
Endesa SA	2,757	68,121	(91)	(0.0	)(a)
Iberdrola SA	3,377	32,039	1	0.0	(a)
Iberdrola SA*	3,377	748	3	0.0	(a)

	9,511	100,908	(87)	(0.0	)(a)

Electrical Equipment
Schneider Electric SE	346	29,851	(55)	(0.0	)(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	2,084	47,334	144	0.0	(a)

Gas Utilities
Italgas SpA	6,004	37,938	(67)	(0.0	)(a)

Insurance
Allianz SE (Registered)	322	74,707	(291)	(0.0	)(a)
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	143	34,078	(400)	(0.0	)(a)

	465	108,785	(691)	(0.0	)(a)

Life Sciences Tools & Services
QIAGEN NV*	473	17,954	(100)	(0.0	)(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Metals & Mining
ArcelorMittal	1,024	16,244	(212)	(0.0	)(a)

Multi-Utilities
RWE AG	1,103	29,802	(64)	(0.0	)(a)

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,540	28,524	(492)	(0.0	)(a)

Textiles, Apparel & Luxury Goods
Kering SA	45	23,243	(146)	(0.0	)(a)
LVMH Moet Hennessy Louis Vuitton SE	95	39,241	(228)	(0.0	)(a)

	140	62,484	(374)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	62,399	786,439	(2,592)	0.0	(a)

Short Positions
Common Stocks
Automobiles
Piaggio & C SpA	(6,882)	(20,670)	22	0.0	(a)

Banks
Banco BPM SpA	(18,688)	(34,840)	80	0.0	(a)
Credit Agricole SA	(3,055)	(36,367)	90	0.0	(a)

	(21,743)	(71,207)	170	0.0	(a)

Capital Markets
Banca Generali SpA	(2,415)	(70,313)	158	0.0	(a)

Electric Utilities
Red Electrica Corp. SA	(3,035)	(57,221)	231	0.0	(a)

Electronic Equipment, Instruments & Components
Ingenico Group SA	(490)	(46,427)	222	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Unibail-Rodamco-Westfield	(114)	(15,270)	—	0.0

Food & Staples Retailing
Colruyt SA	(870)	(45,332)	97	0.0	(a)

Gas Utilities
Enagas SA	(1,736)	(37,869)	(59)	(0.0	)(a)
Naturgy Energy Group SA	(1,576)	(39,922)	30	0.0	(a)

	(3,312)	(77,791)	(29)	(0.0	)(a)

Insurance
Hannover Rueck SE	(234)	(36,489)	217	0.0	(a)
Sampo OYJ	(639)	(26,534)	113	0.0	(a)

	(873)	(63,023)	330	0.0	(a)

Media
Mediaset Espana Comunicacion SA	(5,401)	(31,707)	113	0.0	(a)
Television Francaise 1	(4,321)	(43,289)	—	0.0

	(9,722)	(74,996)	113	0.0	(a)

Metals & Mining
voestalpine AG	(709)	(18,717)	151	0.0	(a)

Multi-Utilities
E.ON SE	(2,904)	(28,920)	186	0.0	(a)

Textiles, Apparel & Luxury Goods
HUGO BOSS AG	(285)	(17,912)	122	0.0	(a)
Salvatore Ferragamo SpA	(1,735)	(36,387)	58	0.0	(a)

	(2,020)	(54,299)	180	0.0	(a)

Transportation Infrastructure
Aeroports de Paris	(135)	(23,208)	61	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(55,224)	(667,394)	1,892	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	7,175	119,045	(700)	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month NIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20)% to 0.25%), which is denominated in NOK based on the local currencies of the positions within the swaps.	8/4/2020	$(85,173)	$139	$ —	$139

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Telenor ASA	1,835	37,183	(132)	(0.0	)(a)

Short Positions
Common Stocks
Banks
DNB ASA	(2,720)	(48,663)	91	0.0	(a)

Insurance
Gjensidige Forsikring ASA	(3,794)	(73,693)	180	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(6,514)	(122,356)	271	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(4,679)	(85,173)	139	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.50)% to 0.30%), which is denominated in JPY based on the local currencies of the positions within the swaps.	7/29/2020	$63,654	$700	$ —	$700

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	1,500	29,449	(106)	(0.0	)(a)

Automobiles
Suzuki Motor Corp.	1,700	66,485	(225)	(0.0	)(a)
Yamaha Motor Co. Ltd.	2,300	40,330	(219)	(0.0	)(a)

	4,000	106,815	(444)	(0.0	)(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Banks
Chiba Bank Ltd. (The)	5,100	25,224	(91)	(0.0	)(a)
Resona Holdings, Inc.	6,900	28,129	(57)	(0.0	)(a)

	12,000	53,353	(148)	(0.0	)(a)

Capital Markets
SBI Holdings, Inc.	2,100	47,745	(397)	(0.0	)(a)

Diversified Financial Services
ORIX Corp.	2,300	32,825	(187)	(0.0	)(a)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,100	49,644	(123)	(0.0	)(a)

Electric Utilities
Kansai Electric Power Co., Inc. (The)	2,500	30,874	(57)	(0.0	)(a)

Food & Staples Retailing
Seven & i Holdings Co. Ltd.	900	30,715	(126)	(0.0	)(a)

Food Products
Nichirei Corp.*	1,500	34,704	(208)	(0.0	)(a)

Gas Utilities
Tokyo Gas Co. Ltd.	1,800	44,931	(98)	(0.0	)(a)

Household Durables
Panasonic Corp.	2,900	24,453	(196)	(0.0	)(a)

Insurance
T&D Holdings, Inc.	4,600	51,657	(182)	(0.0	)(a)

Machinery
Hino Motors Ltd.	3,300	26,474	(129)	(0.0	)(a)

Personal Products
Shiseido Co. Ltd.	400	29,434	(150)	(0.0	)(a)

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	1,200	21,772	(101)	(0.0	)(a)
Otsuka Holdings Co. Ltd.	600	22,065	(90)	(0.0	)(a)

	1,800	43,837	(191)	(0.0	)(a)

Real Estate Management & Development
Mitsui Fudosan Co. Ltd.	2,200	49,663	(316)	(0.0	)(a)

Specialty Retail
Nitori Holdings Co. Ltd.	300	40,460	(161)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	45,200	727,033	(3,219)	0.0	(a)

Short Positions
Common Stocks
Air Freight & Logistics
SG Holdings Co. Ltd.	(1,000)	(26,435)	102	0.0	(a)

Automobiles
Isuzu Motors Ltd.	(2,100)	(23,237)	148	0.0	(a)
Mazda Motor Corp.	(6,800)	(65,788)	1,656	0.0	(a)
Subaru Corp.	(1,600)	(37,290)	133	0.0	(a)

	(10,500)	(126,315)	1,937	0.0	(a)

Banks
Mizuho Financial Group, Inc.	(20,300)	(28,812)	(2)	(0.0	)(a)
Shizuoka Bank Ltd. (The)	(3,500)	(24,200)	(6)	(0.0	)(a)

	(23,800)	(53,012)	(8)	(0.0	)(a)

Electric Utilities
Chugoku Electric Power Co., Inc. (The)	(2,800)	(34,942)	36	0.0	(a)

Food & Staples Retailing
FamilyMart UNY Holdings Co. Ltd.	(1,900)	(40,565)	128	0.0	(a)
Lawson, Inc.	(800)	(39,977)	100	0.0	(a)

	(2,700)	(80,542)	228	0.0	(a)

Food Products
Yamazaki Baking Co. Ltd.	(1,800)	(27,334)	165	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Insurance
Japan Post Holdings Co. Ltd.	(2,900)	(28,427)	42	0.0	(a)
Sony Financial Holdings, Inc.	(2,800)	(67,836)	395	0.0	(a)

	(5,700)	(96,263)	437	0.0	(a)

Multiline Retail
Takashimaya Co. Ltd.	(1,000)	(11,471)	47	0.0	(a)

Pharmaceuticals
Astellas Pharma, Inc.	(1,500)	(21,258)	162	0.0	(a)
Shionogi & Co. Ltd.	(300)	(16,609)	93	0.0	(a)

	(1,800)	(37,867)	255	0.0	(a)

Real Estate Management & Development
Sumitomo Realty & Development Co. Ltd.	(1,300)	(47,303)	221	0.0	(a)

Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	(2,600)	(23,814)	133	0.0	(a)

Wireless Telecommunication Services
KDDI Corp.	(1,900)	(49,574)	262	0.0	(a)
Softbank Corp.	(3,600)	(48,507)	104	0.0	(a)

	(5,500)	(98,081)	366	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(60,500)	(663,379)	3,919	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(15,300)	63,654	700	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month SIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.00)% to 0.30%), which is denominated in SGD based on the local currencies of the positions within the swaps.	7/29/2020	$(54,811)	$192	$—	$192

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Singapore Telecommunications Ltd.	21,400	51,621	(239)	(0.0	)(a)

Short Positions
Common Stocks
Airlines
Singapore Airlines Ltd.	(4,700)	(32,906)	170	0.0	(a)

Capital Markets
Singapore Exchange Ltd.	(5,100)	(29,261)	131	0.0	(a)

Wireless Telecommunication Services
StarHub Ltd.	(40,400)	(44,265)	130	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(50,200)	(106,432)	431	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(28,800)	(54,811)	192	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month HIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in HKD based on the local currencies of the positions within the swaps.	7/29/2020	$28,505	$(513)	$—	$(513)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
BOC Hong Kong Holdings Ltd.	14,500	55,251	(503)	(0.0	)(a)

Capital Markets
Hong Kong Exchanges & Clearing Ltd.	900	30,245	(290)	(0.0	)(a)

Total Long Positions of Total Return Basket Swaps	15,400	85,496	(793)	0.0	(a)

Short Positions
Common Stocks
Banks
Bank of East Asia Ltd. (The)	(7,400)	(21,339)	119	0.0	(a)
Hang Seng Bank Ltd.	(1,500)	(35,652)	161	0.0	(a)

	(8,900)	(56,991)	280	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(8,900)	(56,991)	280	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	6,500	28,505	(513)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	7/29/2020	$(24,232)	$581	$—	$581

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	8,540	33,246	(100)	(0.0	)(a)

Banks
Westpac Banking Corp.	4,687	91,959	129	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Total Long Positions of Total Return Basket Swaps	13,227	125,205	29	0.0	(a)

Short Positions
Common Stocks
Banks
Bendigo & Adelaide Bank Ltd.	(5,918)	(46,326)	175	0.0	(a)
Commonwealth Bank of Australia	(892)	(50,060)	142	0.0	(a)

	(6,810)	(96,386)	317	0.0	(a)

Capital Markets
ASX Ltd.	(877)	(53,051)	235	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(7,687)	(149,437)	552	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	5,540	(24,232)	581	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20)% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	8/4/2020	$(111,770)	$313	$—	$313

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Insurance
Helvetia Holding AG (Registered)	387	49,274	(28)	(0.0	)(a)

Short Positions
Common Stocks
Building Products
Geberit AG (Registered)	(32)	(14,773)	12	0.0	(a)

Electrical Equipment
ABB Ltd. (Registered)	(1,594)	(30,090)	49	0.0	(a)

Health Care Equipment & Supplies
Sonova Holding AG (Registered)	(169)	(38,863)	136	0.0	(a)

Insurance
Swiss Life Holding AG (Registered)	(160)	(77,318)	144	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(1,955)	(161,044)	341	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	(1,568)	(111,770)	313	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on short positions, plus or minus a specified spread of (0.20)%, which is denominated in SEK based on the local currencies of the positions within the swaps.	8/4/2020	$(75,418)	$218	$—		$218

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Construction & Engineering
Skanska AB		(2,223)	(41,506)	84	0.0	(a)

Diversified Telecommunication Services
Telia Co. AB		(7,623)	(33,912)	134	0.0	(a)

Total Short Positions of Total Return Basket Swaps		(9,846)	(75,418)	218	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Citigroup	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CIBOR on short positions, plus or minus a specified spread of (0.20)%, which is denominated in DKK based on the local currencies of the positions within the swaps.	8/4/2020	$(26,428)	$80	$—		$80

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Health Care Equipment & Supplies
Demant A/S*		(897)	(26,428)	80	0.0	(a)

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
BBSW	1.02%
CHF LIBOR	(0.81)
CIBOR	(0.44)
EURIBOR	(0.39)
GBP LIBOR	0.71
HIBOR	1.93
JPY LIBOR	(0.10)
NIBOR	1.37
SIBOR	1.88
STIBOR	(0.22)

Summary of total swap contracts outstanding as of July 31, 2019:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
Total return basket swap contracts outstanding	—	2,223

Liabilities
Total return basket swap contracts outstanding	—	(1,971)

Abbreviations

AUD	Australian Dollar
BBSW	ASX Australia Bank Bill Swap Rate
CHF	Swiss Franc
CIBOR	Copenhagen Interbank Offered Rates
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
HIBOR	Hong Kong Interbank Offered Rate
HKD	Hong Kong Dollar
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NOK	Norwegian Krone
OYJ	Public Limited Company
SEK	Swedish Krona
SGD	Singapore Dollar
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(1)	Notional value represents market value, as of July 31, 2019, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$342,541	$—	$342,541
Austria	—	86,860	—	86,860
Belgium	—	187,903	—	187,903
Denmark	—	172,389	—	172,389
Finland	—	123,294	—	123,294
France	75,362	1,257,356	—	1,332,718
Germany	95,571	510,163	—	605,734
Hong Kong	—	281,122	—	281,122
Italy	—	244,110	—	244,110
Japan	—	1,994,814	—	1,994,814
Luxembourg	—	37,867	—	37,867
Netherlands	—	549,901	—	549,901
Norway	—	91,183	—	91,183
Singapore	—	78,174	—	78,174
Spain	4,469	361,875	—	366,344
Sweden	—	162,909	—	162,909
Switzerland	—	905,054	—	905,054
United Kingdom	—	1,325,113	—	1,325,113

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

United States	—	70,767	—	70,767
Other Common Stocks	382,607	—	—	382,607

Total Common Stocks	558,009	8,783,395	—	9,341,404

Short-Term Investments
Investment Companies	386,073	—	—	386,073

Total Investments in Securities	$944,082	$8,783,395	$—	$9,727,477

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,982	$—	$5,982
Futures Contracts	4,303	—	—	4,303
Swaps	—	2,223	—	2,223

Total Appreciation in Other Financial Instruments	$4,303	$8,205	$—	$12,508

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(16,380)	$—	$(16,380)
Swaps	—	(1,971)	—	(1,971)

Total Depreciation in Other Financial Instruments	$—	$(18,351)	$—	$(18,351)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended July 31, 2019

Security Description	Value at June 25, 2019 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(b)(c)	$—	$2,002,478	$1,616,405	$—	$—	$386,073	386,073	$713	$—

(a)	Commencement of operations.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage credit total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan International Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Total Return Basket Swaps —The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 94.1%
Australia — 5.2%
Australia & New Zealand Banking Group Ltd.	29		556
BHP Group Ltd.	22		608
Commonwealth Bank of Australia	2		107
CSL Ltd.	2		246
Dexus, REIT	29		263
Goodman Group, REIT	27		275
Macquarie Group Ltd.	1		46
National Australia Bank Ltd.	3		60
Rio Tinto Ltd.	6		400
Rio Tinto plc	2		123
Westpac Banking Corp.	5		97

			2,781

Austria — 0.6%
Erste Group Bank AG*	9		331

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	7		660

Denmark — 1.6%
Chr Hansen Holding A/S	2		170
Novo Nordisk A/S, Class B	14		680

			850

Finland — 0.8%
Nokia OYJ	22		120
Wartsila OYJ Abp	24		298

			418

France — 12.8%
Air Liquide SA	5		695
Airbus SE	3		493
Alstom SA	8		326
AXA SA	6		152
BNP Paribas SA	11		511
Capgemini SE	2		268
Natixis SA	52		208
Orange SA	17		255
Pernod Ricard SA	3		566
Renault SA	6		348
Safran SA	3		378
Sanofi	8		649
Schneider Electric SE	6		552
Sodexo SA	2		181
Thales SA	2		270
TOTAL SA	14		724
Unibail-Rodamco-Westfield, REIT	1		128
Vinci SA	1		124

			6,828

Germany — 8.4%
adidas AG	1		276
Allianz SE (Registered)	—	(a)	108
BASF SE	1		99
Bayer AG (Registered)	4		250
Brenntag AG	6		310
Daimler AG (Registered)	9		450
Deutsche Bank AG (Registered)	8		63
Deutsche Boerse AG	2		289
Deutsche Post AG (Registered)	11		343
Deutsche Telekom AG (Registered)	26		431
Henkel AG & Co. KGaA (Preference)	3		330
Infineon Technologies AG	14		265
RWE AG	11		297
SAP SE	7		834
Siemens AG (Registered)	1		132

			4,477

Hong Kong — 2.9%
AIA Group Ltd.	68		692
CK Asset Holdings Ltd.	25		188
CK Hutchison Holdings Ltd.	21		192
Hong Kong Exchanges & Clearing Ltd.	14		477

			1,549

Ireland — 0.7%
CRH plc	3		99
Ryanair Holdings plc, ADR*	4		258

			357

Italy — 2.2%
Assicurazioni Generali SpA	13		235
Enel SpA	104		709
FinecoBank Banca Fineco SpA	22		218
UniCredit SpA	3		38

			1,200

Japan — 22.2%
Asahi Group Holdings Ltd.	3		139
Bridgestone Corp.	10		360
Central Japan Railway Co.	2		301
Daicel Corp.	29		241
Daikin Industries Ltd.	3		422
DMG Mori Co. Ltd.	21		297
Electric Power Development Co. Ltd.	4		83
Hitachi Ltd.	5		174
Honda Motor Co. Ltd.	17		430
Japan Airlines Co. Ltd.	6		178
Japan Tobacco, Inc.	12		260
Kao Corp.	6		460
Keyence Corp.	—	(a)	115
Mabuchi Motor Co. Ltd.	9		321
Marui Group Co. Ltd.	14		298
Mitsubishi Corp.	13		336
Mitsubishi UFJ Financial Group, Inc.	91		448
Mitsui Fudosan Co. Ltd.	13		287
NGK Spark Plug Co. Ltd.	12		220
Nintendo Co. Ltd.	2		589
Nippon Telegraph & Telephone Corp.	10		460
Nomura Research Institute Ltd.	11		196
Olympus Corp.	7		80
Otsuka Corp.	7		280
Otsuka Holdings Co. Ltd.	10		375
Panasonic Corp.	28		234
Persol Holdings Co. Ltd.	9		213
Renesas Electronics Corp.*	26		152
Ryohin Keikaku Co. Ltd.	1		160
Seven & i Holdings Co. Ltd.	12		396
Sony Corp.	4		239
Sumitomo Electric Industries Ltd.	12		143
Sumitomo Mitsui Financial Group, Inc.	12		413
T&D Holdings, Inc.	26		296

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Tokio Marine Holdings, Inc.	8		440
Tokyo Gas Co. Ltd.	4		105
Tokyu Corp.	23		401
Toray Industries, Inc.	31		213
Toyota Motor Corp.	13		846
West Japan Railway Co.	3		205
Yamato Holdings Co. Ltd.	5		96

			11,902

Luxembourg — 0.3%
ArcelorMittal	12		185

Netherlands — 5.1%
Akzo Nobel NV	4		384
ASML Holding NV	3		607
Heineken NV	2		163
ING Groep NV	32		357
Koninklijke Philips NV	4		180
Royal Dutch Shell plc, Class A	14		444
Royal Dutch Shell plc, Class B	19		599

			2,734

Norway — 0.6%
Telenor ASA	15		307

Singapore — 0.9%
DBS Group Holdings Ltd.	23		444
United Overseas Bank Ltd.	3		48

			492

Spain — 3.1%
Banco Santander SA	51		220
Bankia SA	81		160
Iberdrola SA	67		634
Iberdrola SA*	2		15
Industria de Diseno Textil SA	17		507
Telefonica SA	13		103

			1,639

Sweden — 1.3%
Lundin Petroleum AB	11		343
Svenska Handelsbanken AB, Class A	37		335

			678

Switzerland — 9.7%
Cie Financiere Richemont SA (Registered)	6		545
Credit Suisse Group AG (Registered)*	18		213
LafargeHolcim Ltd. (Registered)*	8		416
Nestle SA (Registered)	15		1,585
Novartis AG (Registered)	10		884
Roche Holding AG	4		1,036
Swiss Re AG	4		390
Zurich Insurance Group AG	—	(a)	136

			5,205

United Kingdom — 13.7%
3i Group plc	34		452
AstraZeneca plc	3		217
Aviva plc	52		253
Barratt Developments plc	28		222
BP plc	103		679
British American Tobacco plc	17		597
Burberry Group plc	12		341
Diageo plc	2		83
Dixons Carphone plc	87		126
GlaxoSmithKline plc	29		598
HSBC Holdings plc	57		454
InterContinental Hotels Group plc	9		593
ITV plc	157		211
Lloyds Banking Group plc	257		166
Prudential plc	32		653
SSE plc	19		251
Standard Chartered plc	47		383
Taylor Wimpey plc	96		189
Unilever NV	10		606
Vodafone Group plc	65		119
Whitbread plc	2		128

			7,321

United States — 0.8%
Ferguson plc	6		441

TOTAL COMMON STOCKS (Cost $50,720)			50,355

	No. of Contracts		Market Value ($000)
OPTIONS PURCHASED — 0.7%
Put Options Purchased — 0.7%
Mauritius — 0.7%
MSCI EAFE Index 9/20/2019 at USD 1,810.00, Vanilla, European Style Notional Amount: USD 52,930 Exchange Traded* (Cost $452)	279		353

	Shares (000)		Value ($000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.17%(b)(c)(Cost $2,311)	2,311		2,311

Total Investments — 99.1% (Cost $53,483)			53,019
Other Assets Less Liabilities — 0.9%			505

Net Assets — 100.0%			53,524
Percentages indicated are based on net assets.

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2019

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.1%
Pharmaceuticals	8.8
Insurance	6.3
Oil, Gas & Consumable Fuels	5.3
Automobiles	3.9
Chemicals	3.4
Capital Markets	3.3
Beverages	3.0
Electric Utilities	3.0
Food Products	3.0
Diversified Telecommunication Services	2.9
Metals & Mining	2.5
Textiles, Apparel & Luxury Goods	2.2
Aerospace & Defense	2.2
Trading Companies & Distributors	2.1
Personal Products	2.0
Semiconductors & Semiconductor Equipment	1.9
Machinery	1.7
Road & Rail	1.7
Hotels, Restaurants & Leisure	1.7
Household Durables	1.7
Electrical Equipment	1.6
Tobacco	1.6
Software	1.6
IT Services	1.4
Auto Components	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Specialty Retail	1.2
Entertainment	1.1
Construction Materials	1.0
Others (each less than 1.0%)	10.7
Short-Term Investments	4.4

Abbreviations

ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
USD	United States Dollar

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	9	09/2019	EUR	343	(5)
FTSE 100 Index	2	09/2019	GBP	183	2
SPI 200 Index	8	09/2019	AUD	921	22
TOPIX Index	3	09/2019	JPY	430	2

					21

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

Written Call Options Contracts as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange Traded	279	USD 52,930	USD 1,975.00	9/20/2019	(72)

						(72)

Written Put Options Contracts as of July 31, 2019 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
MSCI EAFE Index	Exchange Traded	279	USD 52,929	USD 1,520.00	9/20/2019	(23)

						(23)

Total Written Options Contracts (Premiums Received $451)						(95)

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies, including J.P. Morgan Funds (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,781	$—	$2,781
Austria	—	331	—	331
Belgium	—	660	—	660
Denmark	—	850	—	850
Finland	—	418	—	418
France	657	6,171	—	6,828
Germany	450	4,027	—	4,477
Hong Kong	—	1,549	—	1,549
Ireland	258	99	—	357
Italy	—	1,200	—	1,200
Japan	—	11,902	—	11,902
Luxembourg	—	185	—	185
Netherlands	—	2,734	—	2,734
Norway	—	307	—	307
Singapore	—	492	—	492
Spain	15	1,624	—	1,639
Sweden	—	678	—	678
Switzerland	—	5,205	—	5,205
United Kingdom	—	7,321	—	7,321

JPMorgan International Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	—	441	—	441

Total Common Stocks	1,380	48,975	—	50,355

Options Purchased	$353	$—	$—	$353
Short-Term Investments
Investment Companies	2,311	—	—	2,311

Total Investments in Securities	$4,043	$48,976	$—	$53,019

Appreciation in Other Financial Instruments
Futures Contracts	$24	$2	$—	$26

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(5)	$—	$(5)
Options Written
Call Options Written	(72)	—	—	(72)
Put Options Written	(23)	—	—	(23)

Total Depreciation in Other Financial Instruments	$(95)	$(5)	—	$(100)

There were no transfers into and out of level 3 for the period ended July 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

	For the period ended July 31, 2019

Security Description	Value at March 15, 2019 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2019	Shares at July 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.24%(b)(c)	—	5,342	3,031	—	—	2,311	2,311	10	—

Total	$—	$5,342	$3,031	$—	$—	$2,311		$10	$—

(a)	Commencement of operations was March 15, 2019.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2019.